Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

January 17, 2014

Re:     Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-139701 and 811-05618

Enclosed for filing please find Post-Effective Amendment No. 40 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(a). The primary purpose of this filing is to:

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combine the prospectuses from Registration Statement No. 333-139701 and 333-171427 and file the combined prospectus in both Registration Statements. Subsequent to the filing, Registration Statement No. 333-171427 shall replace Registration Statement No. 333-139701 and Registration Statement No. 333-139701 shall be terminated and no longer outstanding;

-	update disclosure related to changes made to the Income Protector and Investment Protector benefits in July and August of 2013; and

-	revise language to indicate the contract is no longer offered for new sales.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management. This redline copy is based upon Registration Statement No. 333-171427, as modified to include information from Registration Statement No. 333-139701.

Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:     /s/ Stewart D. Gregg

            Stewart D. Gregg